UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704
Schwab Capital Trust – Schwab Monthly Income Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices)     (Zip code)
Randall W. Merk
Schwab Capital Trust – Schwab Monthly Income Funds
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Schwab Capital Trust
Schwab® Monthly Income Fund — Moderate Payout
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

100.4%	Other Investment Companies	8,850	6,993

100.4%	Total Investments	8,850	6,993
(0.4)%	Other Assets and Liabilities, Net		(26)

100.0%	Total Net Assets		6,967

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 100.4% of net assets

Equity Funds 34.0%

Laudus International MarketMasters Fund, Select Shares (a)	37,174	368
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	57,252	365
Schwab Dividend Equity Fund, Select Shares (a)	116,950	1,034
Schwab Global Real Estate Fund, Select Shares (a)	172,085	602

		2,369
Fixed-Income Funds 61.8%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	36,045	372
Schwab Premier Income Fund, Institutional Shares (a)	186,823	1,741
Schwab Short-Term Bond Market Fund (a)	94,134	831
Schwab Total Bond Market Fund (a)	155,387	1,360

		4,304
Money Funds 4.6%

Schwab Value Advantage Money Fund, Institutional Shares (a)	222,105	222
State Street Institutional Liquid Reserves Fund — Institutional Class	98	98

		320

Total Other Investment Companies (Cost $8,850)		6,993

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09 the tax basis cost of the fund’s investments was $8,990 and the unrealized appreciation and depreciation were $0 and ($1,997), respectively, with a net unrealized depreciation of ($1,997).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Monthly Income Fund — Moderate Payout
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Investments in
Valuation Inputs	Securties
Level 1 - Quoted Prices	$6,993
Level 2 - Other Significant Observable Inputs	0
Level 3 - Significant Unobservable Inputs	0

Total	$6,993

REG47716MAR09

2

Schwab Capital Trust
Schwab® Monthly Income Fund — Enhanced Payout
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Other Investment Companies	10,864	9,043

99.5%	Total Investments	10,864	9,043
0.5%	Other Assets and Liabilities, Net		43

100.0%	Total Net Assets		9,086

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.5% of net assets

Equity Funds 19.7%

Laudus International MarketMasters Fund, Select Shares (a)	21,681	214
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	35,438	226
Schwab Dividend Equity Fund, Select Shares (a)	90,644	801
Schwab Global Real Estate Fund, Select Shares (a)	155,953	546

		1,787
Fixed-Income Funds 74.4%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	46,291	478
Schwab Premier Income Fund, Institutional Shares (a)	302,462	2,819
Schwab Short- Term Bond Market Fund (a)	130,727	1,154
Schwab Total Bond Market Fund (a)	264,440	2,314

		6,765
Money Funds 5.4%

Schwab Value Advantage Money Fund, Institutional Shares (a)	463,468	463
State Street Institutional Liquid Reserves Fund - Institutional Class	27,581	28

		491

Total Other Investment Companies (Cost $10,864)		9,043

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/2009 the tax basis cost of the fund’s investments was $10,964 and the unrealized appreciation and depreciation were $0 and ($1,921), respectively, with a net unrealized depreciation of ($1,921).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Monthly Income Fund — Enhanced Payout
Portfolio Holdings (Unaudited) continued
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Valuation Inputs	Securties*
Level 1 - Quoted Prices	$9,043
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$9,043

*	The fund had no Other Financial Instruments
REG47717MAR09

2

Schwab Capital Trust
Schwab® Monthly Income Fund — Maximum Payout
Portfolio Holdings As of March 31, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.7%	Other Investment Companies	30,817	27,910

99.7%	Total Investments	30,817	27,910
0.3%	Other Assets and Liabilities, Net		79

100.0%	Total Net Assets		27,989

	Number of	Value
Security	Shares	($ x 1,000)

Other Investment Companies 99.7% of net assets

Equity Funds 4.9%

Schwab Dividend Equity Fund, Select Shares (a)	78,886	698
Schwab Global Real Estate Fund, Select Shares (a)	191,774	671

		1,369
Fixed-Income Funds 86.9%

Laudus Mondrian International Fixed Income Fund, Institutional Shares (a)	180,965	1,868
Schwab Premier Income Fund, Institutional Shares (a)	1,083,075	10,094
Schwab Short-Term Bond Market Fund (a)	500,375	4,418
Schwab Total Bond Market Fund (a)	909,679	7,960

		24,340
Money Funds 7.9%

Schwab Value Advantage Money Fund, Institutional Shares (a)	2,044,813	2,045
State Street Institutional Liquid Reserves Fund - Institutional Class	156,465	156

		2,201

Total Other Investment Companies (Cost $30,817)		27,910

End of Investments.
(All dollar amounts are x 1,000)
At 03/31/09 the tax basis cost of the fund’s investments was $30,980 and the unrealized appreciation and depreciation were $0 and ($3,070), respectively, with a net unrealized depreciation of ($3,070).

(a)	Issuer is affiliated with the fund’s adviser.

1

Schwab Capital Trust
Schwab® Monthly Income Fund — Maximum Payout
Portfolio Holdings As of March 31, 2009, (Unaudited)
Various inputs are used in determining the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments carried at value:

Valuation Inputs	Securties*
Level 1 - Quoted Prices	$27,910
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$27,910

*	The fund had no Other Financial Instruments
REG47718MAR09

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: 5/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: 5/15/2009

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: 5/15/2009